Net Loss Per Share - Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerators [Abstract]
Net loss	$ (152,594)	$ (999)	$ (665)	$ (1,298)	$ (1,110)	$ (1,506)	$ (154,258)	$ (3,914)	$ (4,690)	$ (3,261)
Denominators [Abstract]
Weighted average shares of common stock outstanding, basic	201,686,617			200,000,000			200,568,383	200,000,000	200,000,000	200,000,000
Weighted average shares of common stock outstanding, diluted	201,686,617			200,000,000			200,568,383	200,000,000	200,000,000	200,000,000
Net loss per share, basic	$ (0.76)			$ (0.01)			$ (0.77)	$ (0.02)	$ (0.02)	$ (0.02)
Net loss per share, diluted	$ (0.76)			$ (0.01)			$ (0.77)	$ (0.02)	$ (0.02)	$ (0.02)